Share capital - Shares Issued Roll Forward (Details) - shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of number of shares outstanding
Shares issued at beginning of year	632,365,757	631,028,318	645,560,928
Issued in terms of employee share schemes	1,878,579	1,337,439	1,566,581
Repurchase and cancellation of shares			(16,085,199)
Issued in terms of Sasol Khanyisa			(13,992)
Shares issued at end of year	634,244,336	632,365,757	631,028,318